CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Aug. 26, 2024	Aug. 25, 2024	Aug. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 02, 2022	Mar. 31, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 99				$ 22	$ 201		$ 422
Preferred stock, shares authorized (in shares)	20,000,000				20,000,000	20,000,000		20,000,000
Preferred stock, shares issued (in shares)	0				0	0		0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	225,000,000				225,000,000	225,000,000	125,000,000	225,000,000
Common stock, shares issued (in shares)	4,792,000				4,792,000	4,678,000		3,021,000
Common stock, shares outstanding (in shares)	4,792,000	4,800,000	95,900,000		4,792,000	4,678,000		3,021,000